Other Income, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income, Net [Abstract]
Gain from sale of Mediguide shares			$ 12,809	[1]
Other	78	1,909	450
Other income, net	$ 78	$ 1,909	$ 13,259

[1]	Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2010.